Benefits Expected to be Paid (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
2013	$ 22	¥ 1,832
2014	17	1,437
2015	19	1,536
2016	20	1,652
2017	22	1,775
2018-2022	140	11,460
Total	$ 240	¥ 19,692